Series C Convertible Preferred Stock (FY)	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Series C Convertible Preferred Stock
Note 7-Series C Convertible Preferred Stock
The following table summarizes the aggregate values recorded for the Series C convertible preferred stock as of December 31, 2020 (in thousands):
	At issuance	December 31, 2020
Series C convertible preferred stock recorded at amortized cost
Principal	$22,308	$22,308
Settlement premium	5,577	5,577
Unamortized discounts and fees	(9,250)	(1,884)
Net carrying amount	$18,635	26,001
Series C convertible preferred stock recorded at fair value
Series C convertible preferred stock issued in exchange for convertible notes		2,254
Change in fair value of Series C convertible preferred stock exchanged for convertible notes		264
Total Series C convertible preferred stock		$28,519
Conversion of Series C Convertible Preferred Stock
In connection with the IPO in February 2021, with an initial public offering price of $16.00 per share, all shares of Series C convertible preferred stock outstanding plus accrued dividends were automatically converted into an aggregate of 2,234,640 shares of common stock with a conversion price of $11.57 per share. There were no shares of convertible preferred stock outstanding as of December 31, 2021.